Accounts receivable and others (Details) - Schedule of accounts receivable and others - BRL (R$) R$ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Receivable And Others Abstract
Trade accounts receivable		R$ 367,602	R$ 162,490
Recoverable taxes		18,371	8,644
Advances to suppliers	[1]	54,258	19,329
Other receivables		2,082	2,143
Total current		442,313	192,606
Trade accounts receivable		373,954	324,937
Recoverable taxes		35,019	21,876
Judicial deposits		2,215	2,120
Other receivables		163
Total noncurrent		R$ 411,351	R$ 348,933

[1]	The balance includes advances to suppliers made by the Company for the acquisition of inputs for use in the following crop year.